CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 8,321,415,455	$ 1,305,811,671	¥ 7,481,678,114
Restricted cash	602,044,348	94,473,896	593,093,671
Restricted short-term investments	9,261,917,940	1,453,397,034	6,400,637,248
Short-term investments	150,000,000	23,538,273	570,000,000
Accounts receivable, net - related parties	29,417,134	4,616,190	410,358,136
Accounts receivable, net - third parties	7,471,102,880	1,172,379,073	4,534,758,279
Notes receivable - related party	0	0	33,001,402
Notes receivable, net - third parties	1,689,102,074	265,056,974	1,051,561,153
Advances to suppliers - third parties	1,536,154,555	241,056,171	1,002,613,083
Inventories, net	13,252,351,826	2,079,583,188	8,376,935,829
Foreign exchange forward contract receivables	73,532,113	11,538,793	183,146,199
Other receivables - related parties	17,348,048	2,722,287	23,756,223
Held-for-sale assets	684,631,420	107,433,610
Prepayments and other current assets	2,435,056,434	382,113,491	3,020,592,138
Total current assets	45,524,074,227	7,143,720,651	33,682,131,475
Non-current assets:
Restricted long-term investments	1,204,696,636	189,043,191	1,389,194,457
Accounts receivable, net - third parties	27,623,953	4,334,801	26,404,958
Project assets, net	0	0	645,354,723
Investments in affiliates	538,865,592	84,559,770	194,257,539
Property, plant and equipment, net	19,969,893,729	3,133,712,100	12,455,443,559
Land use rights, net	1,090,056,680	171,053,680	760,961,584
Intangible assets, net	55,484,482	8,706,726	35,837,648
Deferred tax assets	371,767,409	58,338,419	255,107,432
Financing lease right-of-use assets, net	628,592,051	98,639,810	829,122,192
Operating lease right-of-use assets, net	438,271,327	68,774,335	316,512,346
Call option related to convertible senior notes	0	0	756,929,181
Advances to suppliers to be utilized beyond one year	296,709,363	46,560,174
Other assets - related parties	3,291,940	516,577	107,318,909
Other assets - third parties	2,739,159,389	429,833,881	1,777,798,867
Investments in equity securities	95,000,000	14,907,573
Total non-current assets	27,459,412,551	4,308,981,037	19,550,243,395
Total assets	72,983,486,778	11,452,701,688	53,232,374,870
Current liabilities:
Accounts payable - related parties	15,863,346	2,489,305	14,113,577
Accounts payable - third parties	6,799,853,892	1,067,045,459	4,436,495,099
Notes payable - third parties	12,072,223,255	1,894,395,263	9,334,876,307
Accrued payroll and welfare expenses	1,240,790,768	194,707,147	995,054,181
Advances from third parties	5,914,353,779	928,091,168	2,451,495,092
Income tax payables	214,855,991	33,715,593	73,720,203
Foreign exchange forward derivatives payables	2,659,203	417,287	17,894,719
Convertible senior notes - current	0	0	1,831,612,124
Financing lease liabilities - current	194,939,003	30,590,183	272,329,554
Operating lease liabilities - current	62,515,082	9,809,981	48,244,010
Short-term borrowings, including current portion of long-term borrowings, and failed sale-leaseback financing	13,339,366,693	2,093,237,720	8,238,530,781
Other payables and accruals - third parties	4,844,082,786	760,142,295	3,408,395,342
Other payables - related parties	2,229,986	349,933	71,515,404
Guarantee liabilities to related parties	2,500,484	392,381	22,519,228
Held-for-sale liabilities	553,234,267	86,814,529
Deferred revenue	200,000,000	31,384,364
Total current liabilities	45,459,468,535	7,133,582,608	31,216,795,621
Non-current liabilities:
Long-term borrowings	9,896,454,537	1,552,969,673	7,301,535,829
Long-term payables	568,495,484	89,209,347	97,372
Accrued warranty costs - non-current	858,641,186	134,739,539	769,331,650
Financing lease liabilities - non-current	236,373,848	37,092,215	313,087,663
Operating lease liabilities - non-current	385,419,556	60,480,739	277,239,113
Convertible senior notes	1,098,736,489	172,415,731
Deferred tax liability	183,003,129	28,717,184	328,713,193
Guarantee liabilities to related parties - non-current	9,641,903	1,513,025	34,812,446
Total non-current liabilities	13,236,766,132	2,077,137,453	9,024,817,266
Total liabilities	58,696,234,667	9,210,720,061	40,241,612,887
Commitment and contingencies
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 190,380,309 and 193,770,753 shares issued as of December 31, 2020 and December 31, 2021, respectively)	26,491	4,157	26,052
Additional paid-in capital	5,617,922,528	881,574,636	5,251,244,630
Statutory reserves	700,244,270	109,883,606	692,008,508
Accumulated other comprehensive loss	(154,375,168)	(24,224,833)	(128,615,450)
Treasury stock, at cost; 2,945,840 ordinary shares as of December 31, 2020 and December 31, 2021,	(43,169,878)	(6,774,296)	(43,169,878)
Retained earnings	4,929,132,560	773,488,462	4,216,350,412
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	11,049,780,803	1,733,951,732	9,987,844,274
Non-controlling interests	3,237,471,308	508,029,895	3,002,917,709
Total shareholders' equity	14,287,252,111	2,241,981,627	12,990,761,983
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 72,983,486,778	$ 11,452,701,688	¥ 53,232,374,870